Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Series A Convertible Preferred Shares	Class A Ordinary Shares		Class B Ordinary Shares		Additional Paid in Capital		Accumulated Deficit	Other Comprehensive (Loss) Income	Non- Controlling Interest	Total
Balance at Dec. 31, 2020		$ 963	[1]	$ 984	[1]	$ 12,269,761	[1]	$ (2,952,362)	$ (17,468)		$ 9,301,878
Balance (in Shares) at Dec. 31, 2020		9,627,553	[1]	9,843,096	[1]
Issuance of January 2021 Call Options for service			[1]		[1]	1,909,000	[1]				1,909,000
Issuance of January 2021 Call Options for service (in Shares)			[1]		[1]
Conversion of Debenture into ordinary shares		$ 89	[1]		[1]	1,611,511	[1]				1,611,600
Conversion of Debenture into ordinary shares (in Shares)		889,667	[1]		[1]
Exercise of December 2020 Warrants		$ 1,420	[1]		[1]	27,398,580	[1]				27,400,000
Exercise of December 2020 Warrants (in Shares)		14,200,000	[1]		[1]
Exercise of August 2020 PIPE Warrants		$ 77	[1]		[1]	1,541,589	[1]				1,541,666
Exercise of August 2020 PIPE Warrants (in Shares)		770,833	[1]		[1]
Issuance of Series A Convertible Preferred Shares and detachable February 2021 Warrants, net of costs	$ 2,668,548		[1]		[1]	3,630,452	[1]				6,299,000
Issuance of Series A Convertible Preferred Shares and detachable February 2021 Warrants, net of costs (in Shares)	7,000		[1]		[1]
Beneficial conversion feature in connection with Series A Convertible Preferred Shares	$ 1,562,905		[1]		[1]	(1,562,905)	[1]
Issuance of ordinary shares in connection with 2020 Share Incentive Plan		$ 148	[1]		[1]	(148)	[1]
Issuance of ordinary shares in connection with 2020 Share Incentive Plan (in Shares)		1,486,504	[1]		[1]
Issuance of ordinary shares to Yun Tian		$ 36	[1]		[1]	777,935	[1]				777,971
Issuance of ordinary shares to Yun Tian (in Shares)		353,623	[1]		[1]
Exercise of January 2021 Call Options		$ 200	[1]		[1]	3,999,800	[1]				4,000,000
Exercise of January 2021 Call Options (in Shares)		2,000,000	[1]		[1]
Net Income (loss)			[1]		[1]		[1]	(10,098,674)		(36,227)	(10,134,901)
Other comprehensive income (loss)			[1]		[1]		[1]		(25,065)		(25,065)
Balance at Jun. 30, 2021	$ 4,231,453	$ 2,933	[1]	$ 984	[1]	51,575,575	[1]	(13,051,036)	(42,533)	(36,227)	42,681,149
Balance (in Shares) at Jun. 30, 2021	7,000	29,328,180	[1]	9,843,096	[1]
Balance at Dec. 31, 2020		$ 963	[1]	$ 984	[1]	12,269,761	[1]	(2,952,362)	(17,468)		9,301,878
Balance (in Shares) at Dec. 31, 2020		9,627,553	[1]	9,843,096	[1]
Balance at Dec. 31, 2021	$ 3,929,206	$ 2,968		$ 984		54,057,211		(2,929,580)	(57,532)	(760,675)	54,242,582
Balance (in Shares) at Dec. 31, 2021	6,500	29,677,969		9,843,096
Effect of early adoption of ASU 2020-06						(1,590,676)					(1,590,676)
Conversion of Series A Convertible Preferred Shares and accrued dividends	$ (3,838,532)	$ 807				4,032,725					195,000
Conversion of Series A Convertible Preferred Shares and accrued dividends (in Shares)	(6,350)	8,066,753
Accrued dividends on Series A Convertible Preferred Shares						(10,533)					(10,533)
Deemed dividend on Series B Convertible Preferred Shares in connection with accretion of discounts						(166,741)					(166,741)
Accrued dividends on Series B Convertible Preferred Shares						(249,333)					(249,333)
Issuance of ordinary shares to nonemployees in connection with 2020 Share Incentive Plan		$ 245				1,837,255					1,837,500
Issuance of ordinary shares to nonemployees in connection with 2020 Share Incentive Plan (in Shares)		2,450,000
Effect of a modification of the existing warrants as debt issuance costs (ASU 2021-04)						1,955,000					1,955,000
Contribution from noncontrolling shareholder										1,713,775	1,713,775
Net Income (loss)								(20,276,718)		(2,124,600)	(22,401,318)
Other comprehensive income (loss)									(180,706)		(180,706)
Balance at Jun. 30, 2022	$ 90,674	$ 4,020		$ 984		$ 59,864,908		$ (23,206,298)	$ (238,238)	$ (1,171,500)	$ 35,344,550
Balance (in Shares) at Jun. 30, 2022	150	40,194,722		9,843,096

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.